Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting
Summary of Financial Information by Reportable Segment

A summary of financial information by reportable segment (in thousands) for the years ended December 31, 2017, 2018, and 2019 is presented in the following table:

	2017	2018	2019
Revenues
Strayer University	$454,851	$477,839	$536,969
Capella University	—	156,346	460,168
Consolidated revenues	$454,851	$634,185	$997,137
Income (loss) from operations
Strayer University	$56,576	$62,294	$103,409
Capella University	—	6,314	90,713
Amortization of intangible assets	—	(25,694)	(61,667)
Merger and integration costs	(11,879)	(45,745)	(21,923)
Fair value adjustments and impairment of intangible assets	7,512	(19,909)	—
Consolidated income (loss) from operations	$52,209	$(22,740)	$110,532

The following table presents a schedule of significant non-cash items included in segment income (loss) from operations by reportable segment (in thousands):

	2017	2018	2019
Depreciation and amortization
Strayer University	$18,733	$20,427	$23,956
Capella University	—	7,693	18,837
Amortization of intangible assets	—	25,694	61,667
Merger and integration costs	—	729	401
Consolidated depreciation and amortization	$18,733	$54,543	$104,861
Stock-Based compensation
Strayer University	$11,627	$11,759	$5,971
Capella University	—	1,531	5,822
Merger and integration costs	—	2,242	367
Consolidated stock-based compensation	$11,627	$15,532	$12,160